Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 01, 2019
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund II
CIK	dei_EntityCentralIndexKey	0001510337
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 01, 2019
Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A